Summary Of Significant Accounting Policies (Schedule Of Selling Commissions And Platform Fees) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 2,190,370	$ 2,119,719
Platform Fees	20,335	20,749
Total Selling Commissions and Platform Fees	2,210,705	2,140,468
U.S. Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	2,175,892	2,103,773
Platform Fees	20,335	20,749
Total Selling Commissions and Platform Fees	2,196,227	2,124,522
Cayman Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	14,478	15,946
Total Selling Commissions and Platform Fees	$ 14,478	$ 15,946